Equity-Based Compensation - Additional information (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
GBTG MIP Options
Equity-Based Compensation
Compensation expense related to unvested GBTG MIP Options to be recognized	$ 28
Weighted average period for compensation expense to be recognized	1 year 8 months 12 days
RSU
Equity-Based Compensation
Compensation expense related to unvested RSUs to be recognized	$ 60
Weighted average period for compensation expense to be recognized	1 year 9 months 18 days